INTANGIBLE ASSETS (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible assets
Intangible assets	$ 1,896,375	$ 1,973,865
Intangible assets
Intangible assets
Intangible assets	1,970,252	2,047,726
Impairment allowance
Intangible assets
Intangible assets	$ (73,877)	$ (73,861)	$ (73,698)